Common Stock (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock
Total shares Authorized	440,000,000
Common stock, shares authorized	400,000,000	200,000,000	200,000,000
Preferred Stock, Shares Authorized	40,000,000	82,352,000